Schedule of changes in credit losses provision (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Trade and other receivables [abstract]
Opening balance	$ 1,448	$ 1,596
Additions	72	42
Write-offs	(21)
Reversals	(38)	(75)
Cumulative translation adjustment	51	30
Closing balance	1,512	1,593
Current	190	199
Non-current	$ 1,322	$ 1,394